DERIVATIVES (Details 1) - Interest rate swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gain (loss) recorded as the effective portion of the change in fair value	$ 84	$ (36)
Interest payments reclassified as an increase to interest expense	$ 798	$ 806